Cash and cash equivalents and borrowings other borrowing table (Details) - Exinfrastructure project [Member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Corporate debt [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	€ 3,690	€ 3,377
Credit utilized	2,790	2,839
Credit drawable	900	538
Consolidated debt	2,763	2,852
Corporate debt [Member] | Construction division [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	149	131
Credit utilized	41	17
Credit drawable	108	114
Consolidated debt	42	14
Corporate debt [Member] | Airports division [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	3	0
Credit utilized	3	0
Credit drawable	0	0
Consolidated debt	3	14
Corporate debt [Member] | Energy and mobility infrastructures division [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	1	0
Credit utilized	1	0
Credit drawable	0	0
Consolidated debt	1	0
Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	154	140
Credit utilized	46	26
Credit drawable	108	114
Consolidated debt	47	36
Corporate bonds and debentures [Member] | Corporate debt [Member]
Corporate debt and other borrowings [Line Items]
Consolidated debt	60
Corporate bonds and debentures [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	2,680	2,280
Credit utilized	2,680	2,280
Credit drawable	0	0
Consolidated debt	2,653	2,292
Syndicated facility [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	900	788
Credit utilized	0	250
Credit drawable		538
Consolidated debt	0	252
Euro commercial paper [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	50	249
Credit utilized	50	249
Credit drawable	0	0
Consolidated debt	50	249
Credit lines [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit	60	60
Credit utilized	60	60
Credit drawable	0	0
Consolidated debt	€ 60	€ 60